Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per Share	Earnings per Share
Net earnings per share is calculated using the weighted average common shares outstanding as follows:

	2020	2019
Net earnings attributable to shareholders of Fairfax	218.4	2,004.1
Preferred share dividends	(44.0)	(45.8)
Net earnings attributable to common shareholders – basic and diluted	174.4	1,958.3

Weighted average common shares outstanding – basic	26,446,939	26,901,184
Share-based payment awards	1,273,250	1,159,352
Weighted average common shares outstanding – diluted	27,720,189	28,060,536

Net earnings per common share – basic	$6.59	$72.80
Net earnings per common share – diluted	$6.29	$69.79